CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Authorized share capital (in shares)	2,500,000,000	2,500,000,000	2,500,000,000
Number of shares outstanding at end of period (in shares)	1,167,888,739	1,180,536,830	1,180,536,830
Nominal value (in dollars per share)	$ 1	$ 1	$ 1	$ 1
Shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830
Treasury shares [member]
Number of shares outstanding at end of period (in shares)	12,648,091